Significant accounting policies - Stock-based compensation (Details)		12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 d
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impairment of long-lived assets | $	$ 0
Number of trading days used to determine weighted average trading price of common shares | d		5
Ownership percentage	15.00%	15.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	50.00%	50.00%
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period		2 years
Award vesting period		3 years
Compensation expense recognition period		3 years
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Compensation expense recognition period		3 years